DERIVATIVE WARRANT LIABILITY (Details) - USD ($)	9 Months Ended				12 Months Ended
	Jun. 30, 2015		Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Derivative Warrant Liability Details
Derivative warrant liability, beginning of period	$ 1,450,943
Fair value of warrants issued in the Private Offering	538,051		$ 1,459,531
Total realized/unrealized losses included in net loss (1)	(272,147)	[1]		[1]
Total realized/unrealized gains included in net loss (1)			$ (8,588)
Reclassification of liability to additional paid-in capital
Derivative warrant liability, end of period	$ 1,716,847		$ 1,450,943

[1]	Included in gain or loss on revaluation of derivative warrant liability in the Condensed Consolidated Statement of Operations.